6. Embedded Debt Conversion (Details - assumptions) - Embedded Derivative Financial Instruments [Member]	9 Months Ended
Sep. 30, 2015
Expected volatility	455.00%
Expected term (years)	0.75 to 2.80
Dividend yield	0.00%
Risk free rate	0.10%